Allowance for Loan Losses (Narrative) (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and written loan commitments at fair value under the fair value option	$ 1,060,598	$ 985,411	$ 841,862
Loan held for sale	9,006	10,381	8,271
Guaranteed loans	112,300	106,460	104,040
Unfunded loan commitment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ 400	$ 400	$ 400